Annual Total Returns - Fidelity® Disciplined Equity Fund [BarChart] - 10.31 Fidelity Disciplined Equity Fund Retail PRO-08 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Retail Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.13%)
Annual Return 2012	15.85%
Annual Return 2013	36.64%
Annual Return 2014	12.05%
Annual Return 2015	0.12%
Annual Return 2016	6.24%
Annual Return 2017	21.54%
Annual Return 2018	(10.06%)
Annual Return 2019	31.95%
Annual Return 2020	29.80%